Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	October 2016
Distribution Date	11/15/16
Transaction Month	38
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:	$1,294,029,653.21

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%	September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%	June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%	February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%	March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%	March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%	March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%	January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$13,331,937.97	0.0318185	$-	-	$13,331,937.97
Class A-4 Notes	$118,630,000.00	1.0000000	$116,913,515.59	0.9855308	$1,716,484.41
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$218,661,937.97	0.1702537	$203,613,515.59	0.1585368	$15,048,422.38

Weighted Avg. Coupon (WAC)	3.47%		3.48%
Weighted Avg. Remaining Maturity (WARM)	24.02		23.12
Pool Receivables Balance	$244,619,831.62		$229,014,309.06
Remaining Number of Receivables	31,994		31,260

Adjusted Pool Balance	$238,072,382.77		$223,023,960.39

III. COLLECTIONS

Principal:
Principal Collections	$15,260,707.37
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$319,047.78
Total Principal Collections	$15,579,755.15

Interest:
Interest Collections	$689,833.59
Late Fees & Other Charges	$45,758.53
Interest on Repurchase Principal	$-
Total Interest Collections	$735,592.12

Collection Account Interest	$3,315.50
Reserve Account Interest	$705.78
Servicer Advances	$-

Total Collections	$16,319,368.55

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	October 2016
Distribution Date	11/15/16
Transaction Month	38
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$16,319,368.55
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$16,319,368.55

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$203,849.86	$-	$203,849.86	$203,849.86
Collection Account Interest					$3,315.50
Late Fees & Other Charges					$45,758.53
Total due to Servicer					$252,923.89

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$11,221.05		$11,221.05
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$164,451.47		$164,451.47	$164,451.47

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$15,715,716.11

9. Regular Principal Distribution Amount:					$15,048,422.38

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$13,331,937.97
Class A-4 Notes		$1,716,484.41
Class A Notes Total:	$15,048,422.38	$15,048,422.38
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$15,048,422.38	$15,048,422.38

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			667,293.73

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,547,448.85
Beginning Period Amount	$6,547,448.85
Current Period Amortization	$557,100.18
Ending Period Required Amount	$5,990,348.67
Ending Period Amount	$5,990,348.67
Next Distribution Date Required Amount	$5,459,358.18

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	8.15%	8.70%	8.70%

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	October 2016
Distribution Date	11/15/16
Transaction Month	38
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.21%	30,700	97.30%	$222,836,938.85
30 - 60 Days	1.43%	448	2.12%	$4,861,880.86
61 - 90 Days	0.31%	97	0.49%	$1,133,245.14
91-120 Days	0.05%	15	0.08%	$182,244.21
121 + Days	0.00%	0	0.00%	$-
Total		31,260		$229,014,309.06

Delinquent Receivables 30+ Days Past Due
Current Period	1.79%	560	2.70%	$6,177,370.21
1st Preceding Collection Period	1.68%	536	2.51%	$6,139,889.49
2nd Preceding Collection Period	1.75%	574	2.59%	$6,782,527.95
3rd Preceding Collection Period	1.72%	577	2.50%	$6,951,982.05
Four-Month Average	1.73%		2.57%

Repossession in Current Period		29		$279,744.24
Repossession Inventory		58		$187,816.02

Current Charge-Offs
Gross Principal of Charge-Offs				$344,815.19
Recoveries				$(319,047.78)
Net Loss				$25,767.41

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.13%

Average Pool Balance for Current Period				$236,817,070.34

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.13%
1st Preceding Collection Period				0.47%
2nd Preceding Collection Period				0.73%
3rd Preceding Collection Period				0.70%
Four-Month Average				0.51%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	29	2,024	$31,400,006.36
Recoveries	36	1,842	$(18,832,538.20)
Net Loss			$12,567,468.16
Cumulative Net Loss as a % of Initial Pool Balance			0.94%

Net Loss for Receivables that have experienced a Net Loss *	20	1,715	$12,643,579.32
Average Net Loss for Receivables that have experienced a Net Loss			$7,372.35

Principal Balance of Extensions			$954,790.27
Number of Extensions			86

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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